ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Movement of accumulated other comprehensive income
	As of December 31
	2012	2013	2014
Beginning balance	12,850	11,394	11,387
Foreign currency translation adjustment	12	(7)	69
Reclassification of unrealized gain on marketable equity securities into earnings	(1,468)	-	-
Deferred income received from disposal of a subsidiary	-	-	(1,267)
Ending balance	11,394	11,387	10,189